Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

The Company does not designate any of its derivative instruments as hedges. The following summarizes the Company’s outstanding derivative instruments as of December 31, 2013 and 2012:

December 31, 2013:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,190,119	Derivative assets/liabilities	$4,553	$(3,293)
MBS forward trades	2,074,560	Derivative assets/liabilities	15,120	(227)
Total derivative financial instruments	$3,264,679		$19,673	$(3,520)

December 31, 2012:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,139,963	Derivative assets/liabilities	$11,989	$—
MBS forward trades	967,780	Derivative assets/liabilities	—	(1,787)
Total derivative financial instruments	$2,107,743		$11,989	$(1,787)

The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statements of income for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Interest rate lock commitments	$(10,729)	$8,642	2,830
MBS forward trades	16,680	(742)	(1,070)
Net derivative gains[1]	$5,951	$7,900	$1,760

[1] All net derivative gains are included within “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income.

The Company has exposure to credit loss in the event of contractual non-performance by its trading counterparties and counterparties to the over-the-counter derivative financial instruments that the Company uses in its rate risk management activities. The Company manages this credit risk by selecting only counterparties that the Company believes to be financially strong, spreading the credit risk among many such counterparties, by placing contractual limits on the amount of unsecured credit extended to any single counterparty and by entering into netting agreements with the counterparties, as appropriate.

The Company has entered into agreements with derivative counterparties which include netting arrangements whereby the counterparties are entitled to settle their positions on a net basis. In certain circumstances, the Company is required to provide certain derivative counterparties collateral against derivative financial instruments. As of December 31, 2013 and December 31, 2012, counterparties held $730 and $3,445, respectively, of the Company’s cash and cash equivalents in margin accounts as collateral (which is classified as "Restricted cash" on the Company's consolidated balance sheets), after which the Company was in a net credit loss position of $3,520 and $1,787 at December 31, 2013 and 2012, respectively, to those counterparties. For the years ended December 31, 2013 and 2012, the Company incurred no credit losses due to non-performance of any of its counterparties.